Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Small Cap Value Fund
Issuer	Gates Industrial Corp PLC
Ticker/Sedol	GTES / G39108108
Principal Amount (US$)	$400,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$7,943,328
Amount Purchased (Foreign$)	N/A
Trade Date	8/12/2021
Price (US$)	$16.00
Price-Foreign	N/A
Underwriter	Citigroup Capital Markets
Other Syndicate Members:
EVERCORE ISI
NOMURA SECURITIES
BARCLAYS CAPITAL
MORGAN STANLEY
RBC CAPITAL MARKETS
GOLDMAN SACHS
UBS WARBURG
CREDIT SUISSE AG
ROBERT W BAIRD
ACADEMY SECURITIES INC
SIEBERT WILLIAMS SHANK
KEYBANC CAPITAL MARKETS
GUGGENHEIM CAPITAL MARKET
WELLS FARGO SECURITIES

Underwriting Spread	4.00%
Currency	USD